UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

December 31, 2024

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Fisher Investments Institutional Group Stock Fund for Retirement Plans, the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans, the Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans, and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 598 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 598 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Secretary